Other Financial Assets - Summary of Other Financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other financial assets [line items]
Other Financial Assets	$ 1,736,380,010	$ 387,844,721
Receivables from Spot Sales of Foreign Currency Pending Settlement
Disclosure of other financial assets [line items]
Other Financial Assets	43,359,487	25,328,841
Receivables from Spot Sales of Government Securities Pending Settlement
Disclosure of other financial assets [line items]
Other Financial Assets	1,178,670,402	69,412,927
Sundry Debtors
Disclosure of other financial assets [line items]
Other Financial Assets	151,294,848	150,137,547
Mutual Funds
Disclosure of other financial assets [line items]
Other Financial Assets	313,861,686	107,238,596
Premiums from financial guarantee contracts
Disclosure of other financial assets [line items]
Other Financial Assets	9,010,842	12,098,268
Interest accrued receivable
Disclosure of other financial assets [line items]
Other Financial Assets	21,450,357	24,736,872
Fiduciary Participation Certificates
Disclosure of other financial assets [line items]
Other Financial Assets	19,569,938	120,687
Balances from claims pending recovery
Disclosure of other financial assets [line items]
Other Financial Assets	57,093	8,545
Other
Disclosure of other financial assets [line items]
Other Financial Assets	568,979	0
Minus: Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	$ 1,463,622	$ 1,237,562